OFI Global Asset Management, Inc.
225 Liberty Street

New York, New York 10281-1008

September 27, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Institutional Government Money Market Fund Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 20 under the Investment Company Act File Nos. 333-133173; 811-21888

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act“), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Institutional Government Money Market Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 18 under the Securities Act and Amendment No. 20 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 16 to the Registration Statement. This filing is being made to include (i) updated performance and expense information; (ii) a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended May 31, 2016 and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission“) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective September 28, 2016, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq. Vice President & Associate Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-4091 egizzi@ofiglobal.com

Sincerely,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate Counsel

cc:	Valerie Lithotomos, Esq. Kramer Levin Naftalis & Frankel LLP KPMG LLP Edward Gizzi, Esq. Gloria LaFond